Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Significant Transactions with Related Parties

The following provides the significant transactions that have been entered into with related parties for the relevant financial year.

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000

Sales
- Materials/engines to State Holding Company, its subsidiaries and affiliates	516,679	447,509	455,061	71,896
- Hospitality and restaurant service charged to State Holding Company, its subsidiaries and affiliates	3,247	4,761	4,454	704
- Diesel engines and materials to associates and joint ventures	156,444	219,724	412,591	65,186
Purchase
- Purchase of materials and supplies from subsidiaries and affiliates of State Holding Company	1,181,852	1,028,358	1,221,421	192,976
- Materials and supplies/engines from associates and joint ventures	90,354	308,610	914,211	144,439
Others
- Delivery expense charged by subsidiaries of State Holding Company	164,690	143,077	192,399	30,398
- Storage, distribution and handling expenses charged by a subsidiary of State Holding Company	30,462	50,181	18,007	2,845
- Property management service charged by an associate/ a subsidiary of SHC(ii)	23,359	20,976	22,212	3,509
- Leasing expenses charged by State Holding Company	12,951	4,715	8,676	1,371
- Consultancy fees charged by State Holding Company	—	10,026	12,264	1,938
- General and administrative expenses charged by State Holding Company	3,141	4,283	7,951	1,256
- General and administrative expenses charged by affiliates of HLA	6,271	6,887	6,913	1,092
- Charged by joint ventures for service provided	—	2,121	2,543	402
- Charged to subsidiaries of State Holding Company for service provided	—	8,873	21,274	3,361
- Charged to a joint venture for service provided	—	—	14,241	2,250
- Rental income charged to State Holding Company and its subsidiaries	619	5,454	4,483	708
- Purchases of vehicles/machineries from State Holding Company and its subsidiary	1,963	—	52,443	8,286
- Purchases of additional shareholding in a subsidiary from State Holding Company (i)	4,170	—	1,335	211
- Disposal of shareholding in an associate to State Holding Company (ii)	—	—	1,833	290
- Sales of an intangible asset to a joint venture	—	—	220,000	34,758

Note:

(i)	In October 2015, Yuchai acquired 2.86% of equity interest in YEMC from State Holding Company with a purchase consideration of RMB 4.2 million.

In June 2017, GYAMC acquired 25% of equity interest in Crankshaft from State Holding Company with a purchase consideration of RMB 1.3 million (US$0.2 million).

(ii)	In August 2017, YEMC disposed its 30% equity interest in Property Management to State Holding Company for a consideration of RMB 1.9 million (US$0.3 million).

Compensation of Key Management Personnel

Compensation of key management personnel of the Group

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000

Short-term employee benefits	27,331	31,975	40,831	6,451
Contribution to defined contribution plans	305	415	385	61
Cost of share-based payment	8,477	4,387	1,294	204

	36,113	36,777	42,510	6,716